Senior Secured Convertible Notes (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended						0 Months Ended							12 Months Ended						0 Months Ended									12 Months Ended						0 Months Ended
	Jan. 25, 2012 Senior secured convertible notes	Feb. 10, 2009 Senior secured convertible notes	Jan. 16, 2009 Senior secured convertible notes	Dec. 31, 2011 Senior secured convertible notes	Jan. 25, 2012 Senior secured convertible notes	Jan. 16, 2009 Senior secured convertible notes USD ($)	Dec. 31, 2011 Senior secured convertible notes ADSs USD ($)	Feb. 10, 2009 Senior secured convertible notes ADSs USD ($)	Jan. 16, 2009 Senior secured convertible notes ADSs USD ($)	Aug. 10, 2010 Senior Secured Convertible Notes First Tranche USD ($)	Aug. 10, 2010 Senior Secured Convertible Notes First Tranche CNY	Jun. 10, 2009 Senior Secured Convertible Notes First Tranche USD ($)	Jun. 10, 2009 Senior Secured Convertible Notes First Tranche CNY	May 18, 2009 Senior Secured Convertible Notes First Tranche USD ($)	May 18, 2009 Senior Secured Convertible Notes First Tranche CNY	Jan. 16, 2009 Senior Secured Convertible Notes First Tranche	Dec. 31, 2009 Senior Secured Convertible Notes First Tranche USD ($)	Dec. 31, 2009 Senior Secured Convertible Notes First Tranche CNY	May 18, 2009 Senior Secured Convertible Notes First Tranche USD ($)	May 18, 2009 Senior Secured Convertible Notes First Tranche CNY	Jan. 16, 2009 Senior Secured Convertible Notes First Tranche USD ($)	Jan. 16, 2009 Senior Secured Convertible Notes First Tranche CNY	Aug. 10, 2010 Senior Secured Convertible Notes First Tranche Ordinary shares	Jun. 10, 2009 Senior Secured Convertible Notes First Tranche Ordinary shares	Jan. 18, 2012 Senior Secured Convertible Notes Second Tranche USD ($)	Jan. 18, 2012 Senior Secured Convertible Notes Second Tranche CNY	Sep. 21, 2010 Senior Secured Convertible Notes Second Tranche USD ($)	Sep. 21, 2010 Senior Secured Convertible Notes Second Tranche CNY	Aug. 10, 2010 Senior Secured Convertible Notes Second Tranche USD ($)	Aug. 10, 2010 Senior Secured Convertible Notes Second Tranche CNY	Jul. 02, 2009 Senior Secured Convertible Notes Second Tranche	Dec. 31, 2013 Senior Secured Convertible Notes Second Tranche USD ($)	Dec. 31, 2013 Senior Secured Convertible Notes Second Tranche CNY	Dec. 31, 2010 Senior Secured Convertible Notes Second Tranche USD ($)	Dec. 31, 2010 Senior Secured Convertible Notes Second Tranche CNY	Jul. 02, 2009 Senior Secured Convertible Notes Second Tranche USD ($)	Jul. 02, 2009 Senior Secured Convertible Notes Second Tranche CNY	Jan. 18, 2012 Senior Secured Convertible Notes Second Tranche Ordinary shares	Sep. 21, 2010 Senior Secured Convertible Notes Second Tranche Ordinary shares	Aug. 10, 2010 Senior Secured Convertible Notes Second Tranche Ordinary shares
Borrowings
Maximum borrowing capacity of senior secured convertible notes						$ 50,000
Aggregate principal amount																					20,000	124,092														29,449	182,719
Interest rate (as a percent)						10.00%
Conversion Rate		229.33	176.99
Conversion price (in dollars per ADS)							$ 4.06	$ 4.36	$ 5.65
Redemption price of debt instrument (as a percent)					152.00%
Guaranteed rate of return per annum in addition to stated coupon rate (as a percent)	15.00%
Maximum number of days used in calculating average share price at which if the company issues shares, the conversion rate shall be increased			10 days
Number of forward-looking days' VWAP used in calculating minimum conversion price			20 days
Number of backward-looking days' VWAP used in calculating minimum conversion price				20 days
Fair value of conversion feature																			25,033	155,320	11,969	74,263
Debt discount																					11,969	74,263														29,449	182,719
Period for amortization																3 years															2 years 6 months
Loss from revaluation of embedded derivative liability														13,064	81,057
Embedded derivative reclassified to equity														25,033	155,320
Carrying amount of debt converted										11,279	72,774	8,721	54,110												14,562	90,351	13,083	81,175	1,804	11,193
Number of shares into which notes are converted																							2,586,630	2,000,000														3,588,025	3,000,344	413,714
Interest expense																	$ 4,520	28,045														$ 7,464	46,311	$ 7,514	46,621